Parent Only Financial Information (Details) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2013 Yingli Green Energy (Parent Company) USD ($)	Dec. 31, 2013 Yingli Green Energy (Parent Company) CNY	Dec. 31, 2012 Yingli Green Energy (Parent Company) USD ($)	Dec. 31, 2012 Yingli Green Energy (Parent Company) CNY
Current assets:
Cash					$ 744	4,504		4,706
Amounts due from related parties	107,695	651,951		694,578	351,266	2,126,459		2,292,439
Prepaid expenses and other current assets	51,314	310,641		409,125	30,348	183,723		179,946
Total current assets	1,875,964	11,356,528		11,112,874	382,358	2,314,686		2,477,091
Investments and loans to subsidiaries					133,963	810,971		2,486,455
Total assets	4,534,342	27,449,544		27,153,586	516,321	3,125,657		4,963,546
Current liabilities:
Short-term borrowings					35,026	212,038		328,593
Amounts due to related parties	75,629	457,838		353,558	377,155	2,283,184		2,195,188
Other current liabilities and accrued expenses	146,601	887,479		567,458	20,221	122,415		69,899
Total current liabilities	2,362,614	14,302,552		12,940,969	432,402	2,617,637		2,593,680
Total liabilities	4,182,976	25,322,479		22,936,815	432,402	2,617,637		2,593,680
Shareholders' equity:
Ordinary shares - Par value: US$0.01, Authorized shares: 1,000,000,000, Issued shares: 162,311,728 and 162,490,478 as of December 31, 2012 and 2013, respectively, Outstanding shares: 156,585,020 and 763,770 as of December 31, 2012 and 2013, respectively	2,024	12,252		12,241	2,024	12,252		12,241
Additional paid-in capital	1,104,143	6,684,145		6,654,082	1,104,143	6,684,145		6,654,082
Treasury stock: 5,726,708 and 5,726,708 as of December 31, 2012 and 2013, respectively, at cost	(21,034)	(127,331)		(127,331)	(21,034)	(127,331)		(127,331)
Accumulated other comprehensive income	47,886	289,889		237,384	47,886	289,889		237,384
Accumulated deficit	(1,049,100)	(6,350,935)		(4,406,510)	(1,049,100)	(6,350,935)		(4,406,510)
Total equity attributable to Yingli Green Energy	83,919	508,020		2,369,866	83,919	508,020		2,369,866
Commitments and contingencies
Total liabilities and shareholders' equity	$ 4,534,342	27,449,544		27,153,586	$ 516,321	3,125,657		4,963,546
Ordinary shares, Par value (in dollars per share)	$ 0.01		$ 0.01		$ 0.01		$ 0.01
Ordinary shares, Authorized shares	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, Issued shares	162,490,478	162,490,478	162,311,728	162,311,728	162,490,478	162,490,478	162,311,728	162,311,728
Ordinary shares, Outstanding shares	156,763,770	156,763,770	156,585,020	156,585,020	156,763,770	156,763,770	156,585,020	156,585,020
Treasury stock, shares	5,726,708	5,726,708	5,726,708	5,726,708	5,726,708	5,726,708	5,726,708	5,726,708